Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Capital Reserve [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Retained earnings [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2019		€ 62,160	€ 5,291	€ 40,505	€ (4)	€ 14	€ 0	€ 421	[2]	€ 55,857	€ 9,644	€ 45	€ 25	€ 0	€ 336	€ 4,665		€ 1,638
Total comprehensive income (loss), net of tax		(999)	0			(7)	(1)	(1,539)	[2]	(1,056)	483	233	(18)		(1,747)			57
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax			0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax			0
Cash dividends paid		(77)	0															(77)
Coupon on additional equity components		(349)	0							(349)	(349)
Remeasurement gains (losses) related to defined benefit plans, net of tax		225	0							223	223							2
Net change in share awards in the reporting period		(135)	0	(131)						(131)								(4)
Treasury shares distributed under share-based compensation plans		208	0		208					208
Tax benefits related to share-based compensation plans		11	0	11						11
Option premiums and other effects from options on common shares			0
Purchases of treasury shares		(279)	0		(279)					(279)
Sale of treasury shares		68	0		68					68
Net gains (losses) on treasury shares sold			0
Other		1,352	0	221						221						1,159		(28)
Equity, Balance at Dec. 31, 2020		62,184	5,291	40,606	(7)	7	(1)	(1,118)	[2]	54,774	10,002	278	7		(1,411)	5,824		1,587
Total comprehensive income (loss), net of tax	[2]	3,325	0	0	0	(40)	(5)	667		3,118	2,451	(403)	(13)	0	1,128	0		207
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	2	[2]	0	(2)	0	2	0	0	0		0
Cash dividends paid		(85)	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		(85)
Coupon on additional equity components		(363)	0	0	0	0	0	0	[2]	(363)	(363)	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		597	0	0	0	0	0	0	[2]	592	592	0	0	0	0	0		4
Net change in share awards in the reporting period		(101)	0	(99)	0	0	0	0	[2]	(99)	0	0	0	0	0	0		(2)
Treasury shares distributed under share-based compensation plans		312	0	0	312	0	0	0	[2]	312	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		29	0	29	0	0	0	0	[2]	29	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		(50)	0	(50)	0	0	0	0	[2]	(50)	0	0	0	0	0	0		0
Purchases of treasury shares		(346)	0	0	(346)	0	0	0	[2]	(346)	0	0	0	0	0	0		0
Sale of treasury shares		35	0	0	35	0	0	0	[2]	35	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[2]	0	0	0	0	0	0	0		0
Other		2,562	0	94	0	0	0	0	[2]	94	0	0	0	0	0	2,481	[4]	(13)
Equity, Balance at Dec. 31, 2021		68,099	5,291	40,580	(6)	(33)	(6)	(449)	[2]	58,096	12,680	(124)	(3)	0	(282)	8,305		1,698
Total comprehensive income (loss), net of tax	[2]	4,576	0	0	0	(537)	16	(1,020)		4,399	5,420	(1,019)	65	0	454			177
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0			0	0	0	0	0	0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0			0	0	0	0	0	0
Cash dividends paid		(502)	0	0	0	0	0			(406)	(406)	0	0	0	0			(96)
Coupon on additional equity components		(479)	0	0	0	0	0			(479)	(479)	0	0	0	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		561	0	0	0	0	0			553	553	0	0	0	0			8
Net change in share awards in the reporting period		(49)	0	(48)	0	0	0			(48)	0	0	0	0	0			(1)
Treasury shares distributed under share-based compensation plans		370	0	0	370	0	0			370	0	0	0	0	0
Tax benefits related to share-based compensation plans		17	0	17	0	0	0			17	0	0	0	0	0
Option premiums and other effects from options on common shares		(58)	0	(58)	0	0	0			(58)	0	0	0	0	0
Purchases of treasury shares		(695)	0	0	(695)	0	0			(695)	0	0	0	0	0
Sale of treasury shares			0	0	0	0	0			0	0	0	0	0	0
Net gains (losses) on treasury shares sold			0	0	0	0	0			0	0	0	0	0	0
Other		301	0	22	0	0	0			24	1	0	0	0	0	273		5
Equity, Balance at Dec. 31, 2022		€ 72,141	€ 5,291	€ 40,513	€ (331)	€ (570)	€ 10	€ (1,470)	[2]	€ 61,772	€ 17,769	€ (1,143)	€ 62	€ 0	€ 172	€ 8,578		€ 1,791

[1]	Excluding unrealized net gains (losses) from equity method investments
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components.